Lease	12 Months Ended
Dec. 31, 2019
Lease
Lease

13.         Lease

Lessee

The Group has operating and finance leases, which primarily consist of corporate aircraft, office space and equipment. The Group’s leases include options to extend the lease term. The Group’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

The Group has operating leases for office and dormitory in the United States and China. The leases have remaining lease terms of up to 2 years.

Lease recorded on the consolidated balance sheets are summarized as follows:

December 31,
2019
US$
Lease Assets
Finance lease ROU assets
Property and equipment, net	22,285,997
Real estate properties held for lease, net	7,020,033
Total	29,306,030
Operating lease ROU assets	11,801,491

Lease Liabilities
Current
Current portion of finance lease	6,409,827
Current portion of operating lease	4,873,897
Total	11,283,724
Non-current
Finance lease, net of current portion	3,839,456
Operating lease, net of current portion	6,348,249
Total	10,187,705

The components of lease expenses recognized as follows:

Year ended December 31,
2019
US$
Operating lease cost:
Operating lease cost	6,480,093
Short-term lease cost	2,612,901
Finance lease cost:
Amortization of ROU assets	2,465,268
Interest on the lease liabilities	1,019,758
Total lease cost	12,578,020

For the years ended December 31, 2017 and 2018, the Group recorded operating lease expenses of US$US$5,132,393 and US$9,614,639, respectively.

Supplemental cash flow information related to leases was as follows:

Year ended December 31,
2019
US$
Operating cash flows for operating leases	6,275,565
Operating cash flows for finance leases	1,393,198
Financing cash flows for finance leases	6,135,547

Maturities of lease liabilities are as follows:

	December 31,
	2019
	Finance Leases	Operating Leases
	US$	US$
Year ending December 31, 2020	7,511,008	6,470,913
Year ending December 31, 2021	4,059,224	4,443,336
Year ending December 31, 2022	—	1,007,535
Year ending December 31, 2023	—	294,239
Total lease payments	11,570,232	12,216,023
Less: imputed interest	1,320,949	993,877
Present value of lease liabilities	10,249,283	11,222,146

Other supplemental information related to lease term and discount rate is summarized below:

December 31,
2019

Weighted-average remaining lease term (years)
Operating leases	2.32
Finance leases	1.63
Weighted-average discount rate
Operating leases	4.35%
Finance leases	8.05%